Provisions - Payments expected to be made in subsequent years based on the current pension obligations of the Biotest group (Details) - Pension plans - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension plans
Total expected payments	€ 181,661	€ 178,291
Weighted average term of the defined benefit plans	11 years 7 months 6 days	11 years 8 months 12 days
Within one year
Pension plans
Total expected payments	€ 5,239	€ 4,468
Between 2 and 5 years
Pension plans
Total expected payments	22,369	21,629
Between 5 and 10 years
Pension plans
Total expected payments	31,307	31,124
After 10 years
Pension plans
Total expected payments	€ 122,746	€ 121,070